Other Income and Expenses, Net	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Other Income and Expenses, Net
17.	OTHER INCOME AND EXPENSES, NET

Other income and expenses, net consisted of the following:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Research and development funding	57	102	128
Phase-out and start-up costs	(4)	—	(8)
Exchange gain, net	8	5	8
Patent costs	(40)	(20)	(28)
Gain on sale of businesses and non-current assets	83	9	15
Other, net	(9)	(5)	(6)

Total	95	91	109

The Company receives significant public funding from governmental agencies in several jurisdictions. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions have been met.

Phase-out costs are costs incurred during the closing stage of a Company’s manufacturing facility. They are treated in the same manner as start-up costs. Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or six months after the fabrication line’s quality certification.

Exchange gains and losses included in “Other income and expenses, net” represent the portion of exchange rate changes on transactions denominated in currencies other than an entity’s functional currency and the changes in fair value of trading derivative instruments which are not designated as hedge and which have a cash flow effect related to operating transactions, as described in Note 23.

Patent costs include legal and attorney fees and payment for claims, patent pre-litigation consultancy and legal fees. They are reported net of settlements, if any, which primarily include reimbursements of prior patent litigation costs.

Gain on sale of businesses and non-current assets is mostly related to the sale of businesses and non-current assets associated with the Global Navigation Satellite System (GNSS) and with the sale of Portland Compiler Group (PGI), both realized in the third quarter of 2013.